Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
21.	Subsequent events
As of March 31, 2022, the Company repurchased 804,759 of ordinary shares under the 2021 Share Repurchase Program for cash consideration of US$17,158,573 (equivalent of RMB108,966,882).